Related-party transactions	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related-party transactions
40.	Related-party transactions

The Company’s related parties principally consist of Tata Sons Private Limited, subsidiaries and joint ventures of Tata Sons Private Limited, the Company’s associates and their subsidiaries, joint operations and joint ventures of the Company. The Company routinely enters into transactions with these related parties in the ordinary course of business. The Company enters into transactions for sale and purchase of products and services with its associates, joint operations and joint ventures. Transactions and balances with its own subsidiaries are eliminated on consolidation.

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2019:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint arrangements		Total		Total
	(In millions)
Purchase of products	Rs.	23,691.0	Rs.	24.6	Rs.	39,407.7	Rs.	2,028.0	Rs.	65,151.3	US$	942.1
Sale of products		3,284.0		29,465.5		8,253.2		8,281.0		49,283.7		712.7
Services received		462.0		11.3		—		18,668.0		19,141.3		276.8
Services rendered		217.0		7,653.2		60.4		1,163.0		9,093.6		131.5
Acceptances		—		—		—		54,937.8		54,937.8		794.4
Purchase of property, plant and equipment		135.0		—		—		8.0		143.0		2.1
Purchase of investments		72.0		—		—		—		72.0		1.0
Sale of investments		—		—		—		5,333.5		5,333.5		77.1
Interest (income)/expense, dividend (income)/paid, (net)		(124.0)		(1,991.3)		(262.2)		231.0		(2,146.5)		(31.0)
Loans given		—		57.5		—		—		57.5		0.8
Loans taken		1,770.0		—		—		—		1,770.0		25.6
Loans repaid by us		2,100.0		—		—		—		2,100.0		30.4
Amounts receivable in respect of loans and interest thereon		—		37.5		—		38.0		75.5		1.1
Amounts payable in respect of loans and interest thereon		230.0		—		—		36.0		266.0		3.8
Trade and other receivables		556.0		1,321.5		—		1,988.0		3,865.5		55.9
Accounts payable		3,043.0		25.9		2,461.2		3,729.0		9,259.1		133.9
Acceptances		—		—		—		691.3		691.3		10.0

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2018:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint arrangements		Total
	(In millions)
Purchase of products	Rs.	26,057.0	Rs.	—	Rs.	31,631.0	Rs.	1,713.0	Rs.	59,401.0
Sale of products		2,016.0		60,082.1		5,454.9		7,091.0		74,644.0
Services received		89.0		5,500.9		1.6		17,353.0		22,944.5
Services rendered		190.0		12,077.2		43.4		241.0		12,551.6
Acceptances		—		—		—		41,350.3		41,350.3
Purchase of property, plant and equipment		624.0		—		—		2.0		626.0
Purchase of investments		—		25.0		—		—		25.0
Interest (income)/expense, dividend (income)/paid, (net)		(95.0)		(17,644.9)		(46.0)		263.0		(17,522.9)
Loans taken		4,890.0		—		—		—		4,890.0
Loans repaid by us		4,890.0		—		—		—		4,890.0
Amounts receivable in respect of loans and interest thereon		—		—		—		40.0		40.0
Amounts payable in respect of loans and interest thereon		560.0		—		—		48.0		608.0
Trade and other receivables		633.0		10,371.4		(0.7)		1,511.0		12,514.7
Accounts payable		1,496.0		2.5		1,848.8		3,357.0		6,704.3
Acceptances		—		—		—		2,201.6		2,201.6
Deposit given as security		—		—		—		30.0		30.0

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2017:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint arrangements		Total
	(In millions)
Purchase of products	Rs.	20,585.2	Rs.	213.0	Rs.	22,757.5	Rs.	668.4	Rs.	44,224.1
Sale of products		2,504.9		49,835.3		3,237.2		4,615.0		60,192.4
Services received		109.8		10,885.7		0.7		19,701.5		30,697.7
Services rendered		166.4		7,718.8		161.2		1,301.3		9,347.7
Acceptances		—		—		—		32,027.7		32,027.7
Purchase of property, plant and equipment		137.9		—		—		1.1		139.0
Interest (income)/expense, dividend (income)/paid, (net)		(111.0)		(5,943.6)		(121.2)		642.6		(5,533.2)
Amounts receivable in respect of loans and interest thereon		—		—		—		93.3		93.3
Amounts payable in respect of loans and interest thereon		560.0		—		—		1,055.5		1,615.5
Trade and other receivables		495.2		5,658.6		—		1,600.1		7,753.9
Accounts payable		397.6		226.3		1,239.6		4,711.1		6,574.6
Conversion of Optionally Convertible Preference shares in to equity shares		1,600.0		—		—		—		1,600.0
Loans given		—		—		—		303.0		303.0
Loans given, repaid		—		—		1,325.0		603.0		1,928.0
Loans taken		3,290.0		—		—		5,896.3		9,186.3
Loans repaid by us		3,000.0		—		—		6,269.5		9,269.5
Deposit given as security		—		—		—		30.0		30.0

Note: With the introduction of GST from July 1, 2017, the related party transactions reported do not include indirect tax component. The previous period figures to that extent are not comparable.

Compensation of key management personnel:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Short-term benefits	US$	9.2	Rs. 633.9	Rs. 798.4	Rs. 693.1
Post-employment benefits*		0.8	54.6	17.6	184.7
Share based payment	US$	0.1	Rs. 4.4	Rs. —	Rs. —

*	Excludes provision for encashable leave and gratuity for certain key management personnel as a separate actuarial valuation is not available.

Other transactions with key management personnel:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Sale of products	US$	—	Rs. —	Rs. —	Rs. 8.1
Dividend paid	US$	—	Rs. —	Rs. —	Rs. —	**

Refer note 35 for information on transactions with post-employment benefit plans.

**	amount less than Rs. 50,000